INVESTMENTS (SCHEDULE OF STRUCTURED SECURITIES) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	$ 4,439.1
Amortized cost	3,969.9
Estimated fair value	4,215.4
Percent of fixed maturities	20.40%
Pass Throughs, Sequential and Equivalent Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	969.4
Estimated fair value	1,033.4
Percent of fixed maturities	5.00%
Planned Amortization Classes, Target Amortization Classes and Accretion Directed Bonds [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	243.3
Estimated fair value	262.0
Percent of fixed maturities	1.30%
Commercial Mortgage Backed Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	1,195.0
Estimated fair value	1,276.3
Percent of fixed maturities	6.20%
Asset-backed securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	1,186.6
Estimated fair value	1,269.0
Percent of fixed maturities	6.10%
Collateralized debt obligations [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	325.3
Estimated fair value	324.5
Percent of fixed maturities	1.60%
Other Type of Security [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Amortized cost	50.3
Estimated fair value	50.2
Percent of fixed maturities	0.20%
Below 4 Percent [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	1,160.7
Amortized cost	887.8
Estimated fair value	908.0
Structured settlement, interest rate, low end	0.00%
Structured settlement, interest rate, high end	4.00%
4 Percent - 5 Percent [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	759.5
Amortized cost	717.6
Estimated fair value	757.7
Structured settlement, interest rate, low end	4.00%
Structured settlement, interest rate, high end	5.00%
5 Percent - 6 Percent [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	1,880.0
Amortized cost	1,760.1
Estimated fair value	1,882.2
Structured settlement, interest rate, low end	5.00%
Structured settlement, interest rate, high end	6.00%
6 Percent - 7 Percent [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	533.6
Amortized cost	496.5
Estimated fair value	544.7
Structured settlement, interest rate, low end	6.00%
Structured settlement, interest rate, high end	7.00%
7 Percent - 8 Percent [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	85.3
Amortized cost	87.0
Estimated fair value	101.3
Structured settlement, interest rate, low end	7.00%
Structured settlement, interest rate, high end	8.00%
8 Percent and Above [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Par value	20.0
Amortized cost	20.9
Estimated fair value	$ 21.5
Structured settlement, interest rate, low end	8.00%
Structured settlement, interest rate, high end	13.00%